Benefit Plans - Schedule of Components of Net Periodic Benefit Cost (Details) - OneMain Holdings, Inc. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Total recognized in other comprehensive income or loss	$ (22)	$ 9	$ 50
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	16	15	15
Expected return on assets	(17)	(19)	(16)
Curtailment gain
Settlement loss (gain)
Net periodic benefit cost	(1)	(4)	(1)
Net actuarial loss (gain)	(22)	9	46
Net settlement gain (loss)
Total recognized in other comprehensive income or loss	(22)	9	46
Total recognized in net periodic benefit cost and other comprehensive income or loss	$ (23)	$ 5	45
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost
Expected return on assets
Curtailment gain			(2)
Settlement loss (gain)			(4)
Net periodic benefit cost			(6)
Net actuarial loss (gain)
Net settlement gain (loss)			4
Total recognized in other comprehensive income or loss			4
Total recognized in net periodic benefit cost and other comprehensive income or loss			$ (2)